INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 7,000
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,909	$ 6,942
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	37,097	21,975
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	8,038	8,666
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 44,144	$ 23,082